UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

January 31, 2011

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	855,829	$841,561
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31		3,815	3,901
•Series 2002-W11 AV1 0.62% 11/25/32		18,855	18,154
Total Agency Asset-Backed Securities (cost $840,753)			863,616

Agency Collateralized Mortgage Obligations – 2.30%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		26,402	30,069
Series 2001-T8 A2 9.50% 7/25/41		98,188	113,591
Series 2002-T4 A3 7.50% 12/25/41		289,742	327,952
Series 2002-T19 A1 6.50% 7/25/42		178,249	197,476
Series 2004-T1 1A2 6.50% 1/25/44		133,374	148,126
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		13,785	15,980
Fannie Mae REMICS
Series 1990-92 C 7.00% 8/25/20		1,673	1,867
Series 1996-46 ZA 7.50% 11/25/26		275,868	307,720
Series 2001-50 BA 7.00% 10/25/41		155,105	173,610
Series 2002-83 GH 5.00% 12/25/17		460,000	496,653
Series 2002-90 A2 6.50% 11/25/42		341,150	392,429
Series 2003-26 AT 5.00% 11/25/32		18,613,000	19,869,851
Series 2003-38 MP 5.50% 5/25/23		8,396,585	9,200,720
Series 2003-106 WE 4.50% 11/25/22		11,400,000	12,151,519
Series 2003-122 AJ 4.50% 2/25/28		389,555	402,058
Series 2005-110 MB 5.50% 9/25/35		3,327,004	3,645,685
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,274,983
Series 2010-41 PN 4.50% 4/25/40		7,623,413	7,656,242
Series 2010-96 DC 4.00% 9/25/25		14,575,000	14,705,666
•Series G-9 FA 1.181% 4/25/21		609	610
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.30% 2/25/42		25,429	29,291
•Series 2002-W6 2A 7.281% 6/25/42		49,322	55,334
•Series 2003-W1 2A 7.323% 12/25/42		24,159	27,727
Series 2003-W10 1A4 4.505% 6/25/43		41,605	43,633
Series 2003-W15 2A7 5.55% 8/25/43		25,163	27,144
Series 2004-W9 2A1 6.50% 2/25/44		468,645	532,761
Series 2004-W11 1A2 6.50% 5/25/44		618,814	705,642
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		425,173	476,217
Series 2326 ZQ 6.50% 6/15/31		1,154,404	1,282,261
Series 2557 WE 5.00% 1/15/18		4,181,000	4,541,702
Series 2598 QD 5.50% 4/15/32		1,358,519	1,436,755
Series 2621 QH 5.00% 5/15/33		35,000	36,654
Series 2622 PE 4.50% 5/15/18		8,300,000	8,892,570
Series 2624 QH 5.00% 6/15/33		40,000	41,997
Series 2662 MA 4.50% 10/15/31		437,381	453,024
Series 2687 PG 5.50% 3/15/32		2,381,091	2,561,347
Series 2694 QG 4.50% 1/15/29		2,462,440	2,512,585
Series 2717 MH 4.50% 12/15/18		125,000	134,018
Series 2762 LG 5.00% 9/15/32		9,050,000	9,700,990
Series 2809 DC 4.50% 6/15/19		3,135,709	3,355,278
Series 2872 GC 5.00% 11/15/29		2,465,000	2,559,527
Series 2890 PC 5.00% 7/15/30		2,175,000	2,262,277
Series 3022 MB 5.00% 12/15/28		1,262,465	1,290,180
Series 3123 HT 5.00% 3/15/26		50,000	51,856
Series 3128 BC 5.00% 10/15/27		7,013,398	7,104,964
Series 3131 MC 5.50% 4/15/33		2,075,000	2,249,267
Series 3150 EQ 5.00% 5/15/26		45,000	47,129
Series 3171 MG 6.00% 8/15/34		4,000,000	4,438,655
Series 3173 PE 6.00% 4/15/35		1,135,000	1,244,847
Series 3337 PB 5.50% 7/15/30		2,700,000	2,765,351
Series 3416 GK 4.00% 7/15/22		413,650	433,000
Series 3656 PM 5.00% 4/15/40		11,118,918	11,662,242
•Freddie Mac Strip Series 19 F 1.233% 6/1/28		10,627	10,319

wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42	140,053	164,501
Series T-54 2A 6.50% 2/25/43	38,268	44,044
Series T-58 2A 6.50% 9/25/43	874,062	1,005,990
•Series T-60 1A4C 5.395% 3/25/44	15,810	16,557
GNMA Series 2010-113 KE 4.50% 9/20/40	20,392,264	20,277,815
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	6,350,000	6,278,890
•Vendee Mortgage Trust Series 2000-1 1A 6.816% 1/15/30	9,860	11,370
Total Agency Collateralized Mortgage Obligations (cost $173,991,375)		176,878,518

Agency Mortgage-Backed Securities – 12.42%
Fannie Mae
4.00% 9/1/13	3,460	3,546
5.50% 1/1/13	407,608	421,044
6.50% 8/1/17	244,586	267,253
7.00% 11/15/16	155,099	165,778
•Fannie Mae ARM
2.087% 7/1/33	115,425	119,524
2.208% 11/1/24	3,943	4,058
2.402% 10/1/33	201,552	210,877
2.486% 11/1/32	736	767
2.491% 12/1/33	6,565	6,888
2.623% 8/1/34	11,048	11,622
2.683% 6/1/34	219,511	229,930
2.704% 6/1/34	2,979	3,127
2.776% 11/1/35	216,292	226,895
2.971% 1/1/36	183,681	190,609
4.975% 8/1/35	513,048	545,650
4.986% 11/1/33	699,169	741,681
4.995% 3/1/38	33,582	35,515
5.074% 4/1/36	850,382	891,553
5.082% 9/1/38	760,660	808,036
5.101% 5/1/36	919,202	977,750
5.134% 11/1/35	1,499,107	1,587,781
5.464% 6/1/37	20,769	22,075
5.62% 4/1/37	2,507,195	2,661,975
5.806% 4/1/36	558,520	589,753
5.917% 8/1/37	2,305,397	2,479,958
5.98% 7/1/36	182,087	194,451
5.986% 6/1/36	330,384	353,049
6.218% 7/1/36	8,189	8,773
6.272% 4/1/36	2,656	2,848
6.289% 8/1/36	144,667	154,904
Fannie Mae Relocation 15 yr 4.00% 9/1/20	942,047	955,570
Fannie Mae Relocation 30 yr
4.00% 3/1/35	18,454	18,077
5.00% 9/1/33	372,365	387,044
5.00% 11/1/33	400,767	416,565
5.00% 1/1/34	165,301	171,817
5.00% 8/1/34	183,429	190,660
5.00% 11/1/34	343,582	357,125
5.00% 4/1/35	822,246	854,659
5.00% 10/1/35	574,022	596,650
5.00% 1/1/36	992,187	1,031,299
Fannie Mae S.F. 15 yr
4.00% 5/1/19	7,151	7,432
4.00% 7/1/25	20,127,093	20,742,437
4.00% 8/1/25	27,163,816	27,994,292
4.00% 11/1/25	28,205,851	29,121,072
4.50% 6/1/23	8,700,885	9,136,686
5.00% 9/1/20	10,577	11,347
5.00% 5/1/21	1,322,848	1,416,297
5.50% 4/1/23	304,599	328,950
5.50% 6/1/23	227,866	246,082
6.00% 9/1/21	7,694,909	8,410,562
6.00% 8/1/22	127,409	139,258
Fannie Mae S.F. 15 yr TBA
4.50% 2/1/26	24,675,000	25,858,635
5.50% 2/1/26	58,165,000	62,809,125
Fannie Mae S.F. 20 yr
5.00% 8/1/28	4,392,467	4,632,876
5.50% 8/1/28	9,578,324	10,269,759

Fannie Mae S.F. 30 yr
4.50% 3/1/39	3,648,133	3,732,496
5.00% 6/1/35	12,878	13,563
5.00% 7/1/35	22,279	23,464
5.00% 9/1/35	1,747,895	1,840,830
5.00% 12/1/36	13,944,567	14,685,994
5.00% 12/1/37	1,726,869	1,812,750
5.00% 1/1/38	3,602,006	3,781,141
5.00% 2/1/38	1,424,211	1,494,737
5.00% 7/1/40	64,102,284	67,270,192
6.00% 10/1/33	2,432	2,681
6.00% 6/1/35	15,053	16,456
6.00% 6/1/38	355,836	386,892
6.50% 2/1/36	4,414,278	4,952,860
6.50% 3/1/36	3,565,342	4,000,346
6.50% 9/1/37	3,321,290	3,698,494
7.00% 8/1/32	143,914	164,263
7.00% 9/1/32	81,304	92,800
7.00% 2/1/36	42,072	47,718
7.00% 4/1/37	35,630	40,412
7.00% 12/1/37	58,187	65,995
7.50% 1/1/31	3,010	3,460
7.50% 3/1/32	37,155	42,748
7.50% 4/1/32	38,578	44,386
7.50% 6/1/34	26,341	30,296
7.50% 10/1/34	38,041	43,719
Fannie Mae S.F. 30 yr TBA
4.00% 2/1/41	77,745,000	77,052,602
5.50% 2/1/41	134,650,000	143,907,187
6.00% 2/1/41	183,620,000	199,485,869
6.00% 3/1/41	114,660,000	124,316,550
Freddie Mac 7.00% 2/25/14	2,292	2,396
•Freddie Mac ARM
2.565% 12/1/33	383,657	401,050
2.589% 4/1/33	3,502	3,643
2.627% 5/1/35	324,641	340,153
3.039% 12/1/33	108,550	113,306
3.05% 4/1/34	44,826	46,972
3.069% 3/1/36	184,467	194,662
5.678% 7/1/36	823,695	870,773
5.723% 8/1/37	25,508	27,117
5.794% 10/1/36	229,238	244,686
6.028% 10/1/37	30,460	32,720
6.31% 2/1/37	1,631,075	1,720,998
6.053% 10/1/37	1,272,454	1,367,199
Freddie Mac Relocation 15 yr 3.50% 10/1/18	171,540	175,349
Freddie Mac Relocation 30 yr
5.00% 9/1/33	1,100,259	1,144,748
6.50% 10/1/30	821	916
Freddie Mac S.F. 15 yr
4.00% 2/1/14	38,908	40,668
4.50% 5/1/20	3,162,928	3,344,577
5.00% 6/1/18	1,145,219	1,224,179
5.00% 4/1/20	1,471,039	1,573,578
5.50% 7/1/14	2,610	2,736
Freddie Mac S.F. 30 yr
4.50% 10/1/35	2,580,183	2,646,704
5.00% 7/1/38	7,143,217	7,486,342
6.00% 2/1/36	8,100,530	8,821,441
6.50% 10/1/32	3,476	3,920
6.50% 8/1/38	1,222,631	1,358,935
7.00% 11/1/33	429,819	491,373
Freddie Mac S.F. 30 yr TBA 6.50% 2/1/41	38,100,000	42,326,737
GNMA I S.F. 30 yr
7.00% 5/15/28	202,609	233,969
7.00% 12/15/34	4,356,319	4,942,958
7.50% 10/15/30	2,729	3,177
7.50% 2/15/32	702	818
9.50% 9/15/17	5,148	5,971
10.00% 7/15/17	3,631	3,658
Total Agency Mortgage-Backed Securities (cost $946,628,404)		954,271,276

Commercial Mortgage-Backed Securities – 5.42%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	8,015,000	8,618,568
BOA Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38	1,211,326	1,234,256
•Series 2004-3 A5 5.413% 6/10/39	9,375,000	10,118,437
Series 2004-5 A3 4.561% 11/10/41	20,000	20,313
•Series 2005-1 A5 5.134% 11/10/42	14,810,000	15,941,269
•Series 2005-6 A4 5.195% 9/10/47	10,190,000	10,983,942
•Series 2006-2 A4 5.74% 5/10/45	7,622,000	8,359,359
Series 2006-4 A4 5.634% 7/10/46	15,875,000	17,145,667

Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	17,341,000	18,571,802
•Series 2005-T20 A4A 5.149% 10/12/42	18,110,000	19,461,627
•Series 2006-PW12 A4 5.722% 9/11/38	7,235,000	7,925,893
Series 2006-PW14 A4 5.201% 12/11/38	8,145,000	8,622,179
Series 2007-PW15 A4 5.331% 2/11/44	7,730,000	8,035,919
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.372% 4/15/40	10,770,000	11,625,287
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 A4 5.222% 7/15/44	6,250,000	6,742,155
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	9,515,000	10,187,360
Series 2006-C7 A2 5.69% 6/10/46	993,085	997,453
#Series 2010-C1 A1 144A 3.156% 7/10/46	8,536,281	8,575,967
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	1,491,000	1,521,336
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.546% 2/15/39	640,000	680,333
#FDIC Structured Sale Guaranteed Notes Series 2010-C1 A 144A 2.98% 12/6/20	8,902,440	8,951,304
First Union National Bank-BOA Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	25,685	25,661
•GE Capital Commercial Mortgage Series 2005-C4 A4 5.317% 11/10/45	108,000	116,132
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	6,235,000	6,710,537
Series 2005-GG5 A5 5.224% 4/10/37	18,800,000	20,080,148
GS Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	18,904	18,983
•Series 2004-GG2 A5 5.279% 8/10/38	2,310,000	2,447,399
•Series 2004-GG2 A6 5.396% 8/10/38	9,847,000	10,622,665
Series 2005-GG4 A4 4.761% 7/10/39	13,580,350	14,100,261
Series 2005-GG4 A4A 4.751% 7/10/39	37,459,000	39,563,571
•Series 2006-GG6 A4 5.553% 4/10/38	10,065,000	10,889,956
#Series 2010-C1 A2 144A 4.592% 8/10/43	13,805,000	13,845,429
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	5,035,000	5,248,939
Series 2002-C2 A2 5.05% 12/12/34	3,226,000	3,390,354
Series 2003-C1 A2 4.985% 1/12/37	1,740,000	1,828,997
•Series 2005-CB11 A4 5.335% 8/12/37	2,280,000	2,464,471
•Series 2005-LDP3 A4A 4.936% 8/15/42	3,680,000	3,894,420
•Series 2005-LDP4 A4 4.918% 10/15/42	16,675,000	17,675,110
•Series 2005-LDP5 A4 5.205% 12/15/44	7,095,000	7,649,833
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	1,289,449	1,339,280
Series 2004-C1 A4 4.568% 1/15/31	10,385,000	10,972,261
•Series 2004-C4 A4 5.256% 6/15/29	2,925,000	3,156,544
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	30,000	17,110
Series 2005-CIP1 A2 4.96% 7/12/38	293,569	298,326
•Series 2005-CKI1 A6 5.241% 11/12/37	1,660,000	1,783,994
•Series 2006-C1 ASB 5.659% 5/12/39	605,000	640,384
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	4,782	4,778
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41	2,585,000	2,768,326
Series 2005-HQ6 A4A 4.989% 8/13/42	3,935,000	4,193,217
•Series 2007-T27 A4 5.65% 6/11/42	26,433,500	28,743,426
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.327% 2/15/33	185,000	181,424
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	8,545,000	8,744,755
#Timberstar Trust 144A 5.668% 10/15/36	8,025,000	8,634,269
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	95,000	96,354
Total Commercial Mortgage-Backed Securities (cost $385,343,238)		416,467,740

Convertible Bonds – 2.19%
AAR 1.75% exercise price $29.43, expiration date 2/1/26	1,277,000	1,396,719
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	4,465,000	4,520,813
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	4,105,000	4,197,363
Alcatel-Lucent USA 2.75% exercise price $15.35, expiration date 6/15/25	5,280,000	5,049,000
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	5,811,000	6,573,694
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	5,419,000	5,466,416
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	1,538,000	1,587,985
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	3,813,000	4,404,015
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	7,861,000	6,622,893
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40	2,242,000	2,407,348
*Dendreon 2.875% exercise price $51.24, expiration date 1/15/16	1,915,000	1,926,969
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	1,446,000	2,026,208
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	3,731,000	4,901,601
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	3,099,000	3,099,000
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	3,473,000	4,836,153
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	2,270,000	2,843,175
Health Care REIT 3.00% exercise price $51.27, expiration date 12/1/29	3,015,000	3,301,425

ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	8,761,000	8,421,510
*Intel 2.95% exercise price $30.75, expiration date 12/15/35	4,060,000	4,166,575
*International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	2,611,000	3,038,551
*Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29	3,924,000	4,120,200
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	9,873,000	9,181,889
*Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	1,611,000	1,625,096
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	4,405,000	5,627,388
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	5,210,000	5,275,125
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27	7,575,000	8,237,812
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	5,995,000	5,343,044
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	2,782,000	2,848,073
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	695,000	0
National City 4.00% exercise price $482.50, expiration date 2/1/11	7,842,000	7,841,999
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	4,661,000	5,284,409
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	3,567,000	3,531,330
*#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	2,760,000	2,829,000
*Peabody Energy 4.75% exercise price $58.40, expiration date 12/15/41	1,900,000	2,417,750
*#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15	2,265,000	2,947,331
SanDisk
1.00% exercise price $52.37, expiration date 5/15/13	1,504,000	1,462,640
1.50% exercise price $82.36, expiration date 8/15/17	3,431,000	3,752,656
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	1,692,000	2,516,850
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	4,077,000	5,264,426
*Transocean 1.50% exercise price $168.61, expiration date 12/15/37	3,017,000	3,016,588
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	3,468,000	4,031,550
Total Convertible Bonds (cost $152,518,388)		167,942,569

Corporate Bonds – 50.82%
Banking – 5.24%
AgriBank FCB 9.125% 7/15/19	14,703,000	17,546,046
BOA
*3.70% 9/1/15	280,000	281,793
5.30% 3/15/17	3,980,000	4,067,457
6.10% 6/15/17	17,805,000	18,878,125
BB&T
4.90% 6/30/17	3,180,000	3,328,773
5.25% 11/1/19	16,954,000	17,522,891
BB&T Capital Trust II 6.75% 6/7/36	13,235,000	13,398,479
•BB&T Capital Trust IV 6.82% 6/12/57	5,875,000	5,824,869
#Canadian Imperial Bank of Commerce 144A 2.75% 1/27/16	5,640,000	5,660,907
*City National 5.25% 9/15/20	13,865,000	13,755,910
@#CoBank ACB 144A 7.875% 4/16/18	10,520,000	11,809,279
#Export-Import Bank of Korea 144A 5.25% 2/10/14	8,995,000	9,611,256
Fifth Third Bancorp 3.625% 1/25/16	20,165,000	20,341,948
*GMAC 8.00% 12/31/18	97,000	106,215
JPMorgan Chase Bank
5.875% 6/13/16	4,450,000	4,945,516
*6.00% 10/1/17	6,970,000	7,719,686
JPMorgan Chase Capital XXV 6.80% 10/1/37	29,563,000	30,599,568
KeyBank 6.95% 2/1/28	19,095,000	19,682,630
Korea Development Bank 8.00% 1/23/14	13,825,000	15,840,104
•National City Bank 0.673% 6/7/17	3,100,000	2,802,527
PNC Bank 6.875% 4/1/18	18,049,000	20,606,832
PNC Funding
*5.125% 2/8/20	7,020,000	7,365,882
5.25% 11/15/15	1,335,000	1,439,268
5.625% 2/1/17	7,162,000	7,770,061
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49	13,400,000	10,175,143
Rabobank Nederland 2.125% 10/13/15	5,085,000	4,917,515
•#Rabobank Nederland 144A 11.00% 12/29/49	17,216,000	22,317,170
Silicon Valley Bank
5.70% 6/1/12	7,302,000	7,535,649
6.05% 6/1/17	6,300,000	6,428,092
•SunTrust Capital VIII 6.10% 12/15/36	3,051,000	2,930,589
*SVB Financial Group 5.375% 9/15/20	5,500,000	5,446,826
U.S. Bank North America
4.95% 10/30/14	5,005,000	5,482,917
6.30% 2/4/14	2,361,000	2,634,996
•USB Capital IX 6.189% 4/15/49	26,052,000	20,659,236
Wachovia
•0.673% 10/15/16	7,950,000	7,436,629
5.25% 8/1/14	10,855,000	11,740,171
5.625% 10/15/16	8,825,000	9,723,306
•Wells Fargo Capital XIII 7.70% 12/29/49	17,637,000	18,287,805

Zions Bancorp
5.65% 5/15/14		2,405,000	2,417,626
7.75% 9/23/14		3,305,000	3,513,906
			402,553,598
Basic Industry – 3.83%
*AK Steel 7.625% 5/15/20		2,266,000	2,322,650
*Alcoa 6.15% 8/15/20		12,864,000	13,708,444
#Algoma Acquisition 144A 9.875% 6/15/15		5,830,000	5,290,725
#Appleton Papers 144A 10.50% 6/15/15		79,000	81,568
Arcelormittal
3.75% 8/5/15		400,000	405,134
9.85% 6/1/19		20,430,000	26,261,600
#Celanese US Holdings 144A 6.625% 10/15/18		2,276,000	2,378,420
Century Aluminum 8.00% 5/15/14		5,470,050	5,702,527
CF Industries 7.125% 5/1/20		5,740,000	6,392,925
Cliffs Natural Resources
*4.80% 10/1/20		14,545,000	14,219,672
5.90% 3/15/20		5,720,000	6,052,092
#CODELCO 144A 3.75% 11/4/20		5,437,000	5,150,628
Compass Minerals International 8.00% 6/1/19		3,575,000	3,878,875
*Dow Chemical 8.55% 5/15/19		36,981,000	46,233,941
duPont (E.I.) deNemours 3.625% 1/15/21		35,295,000	33,643,864
#FMG Resources August 2006 144A 7.00% 11/1/15		5,178,000	5,372,175
#Georgia-Pacific 144A
5.40% 11/1/20		15,620,000	15,449,836
8.25% 5/1/16		1,890,000	2,135,700
Hexion U.S. Finance 8.875% 2/1/18		4,820,000	5,217,650
*International Paper 9.375% 5/15/19		23,457,000	30,335,320
Lyondell Chemical 11.00% 5/1/18		6,000	6,870
#Lyondell Chemical 144A 8.00% 11/1/17		3,305,000	3,697,469
#MacDermid 144A 9.50% 4/15/17		3,974,000	4,262,115
Millar Western Forest Products 7.75% 11/15/13		79,000	78,013
*Momentive Performance Materials 11.50% 12/1/16		7,911,000	8,603,213
Noranda Aluminum Acquisition PIK 5.193% 5/15/15		4,965,889	4,692,765
#PE Paper Escrow 144A 12.00% 8/1/14		1,219,000	1,422,408
=@PT Holdings 12.431% 8/27/12		577,448	262,739
Reliance Steel & Aluminum 6.85% 11/15/36		7,757,000	7,238,398
Ryerson
•7.662% 11/1/14		1,515,000	1,469,550
12.00% 11/1/15		5,242,000	5,582,730
Smurfit Kappa Funding 7.75% 4/1/15		4,016,000	4,106,360
Steel Dynamics
6.75% 4/1/15		2,375,000	2,434,375
7.75% 4/15/16		5,975,000	6,385,781
*#Steel Dynamics 144A 7.625% 3/15/20		67,000	72,025
Teck Resources
4.50% 1/15/21		6,090,000	6,190,095
*9.75% 5/15/14		6,268,000	7,691,463
*Verso Paper Holdings 11.375% 8/1/16		6,000	6,495
			294,436,610
Brokerage – 1.92%
•Bear Stearns 5.408% 12/7/12	AUD	6,340,000	6,230,330
*#Cemex Finance 144A 9.50% 12/14/16	USD	3,035,000	3,122,256
E Trade Financial PIK 12.50% 11/30/17		7,916,000	9,449,725
Goldman Sachs Group
3.70% 8/1/15		2,470,000	2,514,067
5.375% 3/15/20		22,948,000	23,662,486
6.25% 2/1/41		8,915,000	9,042,306
Jefferies Group
6.25% 1/15/36		7,998,000	7,246,820
6.45% 6/8/27		16,085,000	15,757,638
JPMorgan Chase
4.40% 7/22/20		7,800,000	7,652,050
•5.18% 6/21/12	AUD	14,500,000	14,268,698
7.00% 6/28/17	RUB	592,000,000	17,918,545
Lazard Group
6.85% 6/15/17	USD	14,832,000	15,556,692
7.125% 5/15/15		2,057,000	2,239,328
Morgan Stanley 5.75% 1/25/21		12,405,000	12,561,043
			147,221,984
Capital Goods – 1.75%
Alion Science & Technology PIK 12.00% 11/1/14		75,050	78,990
Allied Waste North America
6.875% 6/1/17		26,287,000	28,722,726
7.125% 5/15/16		8,221,000	8,662,106
Anixter 10.00% 3/15/14		1,765,000	2,042,988

#Berry Plastics 144A 9.75% 1/15/21	4,755,000	4,992,750
Case New Holland 7.75% 9/1/13	4,069,000	4,475,900
Casella Waste Systems
9.75% 2/1/13	4,641,000	4,710,615
11.00% 7/15/14	1,041,000	1,173,728
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20	4,088,000	4,185,090
#DAE Aviation Holdings 144A 11.25% 8/1/15	71,000	74,728
Express Finance 8.75% 3/1/18	4,000	4,290
*Graham Packaging
8.25% 1/1/17	1,540,000	1,624,700
9.875% 10/15/14	4,381,000	4,556,240
#International Wire Group 144A 9.75% 4/15/15	82,000	86,510
Jabil Circuit 7.75% 7/15/16	1,152,000	1,313,280
L-3 Communications 4.75% 7/15/20	9,490,000	9,414,953
Manitowoc 9.50% 2/15/18	93,000	103,463
#Meccanica Holdings USA 144A 6.25% 7/15/19	19,170,000	19,862,055
*NXP BV/NXP Funding 9.50% 10/15/15	5,914,000	6,350,158
#Plastipak Holdings 144A 10.625% 8/15/19	3,656,000	4,131,280
Ply Gem Industries 13.125% 7/15/14	7,364,000	8,063,580
Pregis 12.375% 10/15/13	5,233,000	5,246,083
*RBS Global/Rexnord 11.75% 8/1/16	4,009,000	4,354,776
Sanmina-SCI 8.125% 3/1/16	6,029,000	6,270,160
Susser Holdings & Finance 8.50% 5/15/16	38,000	41,230
TriMas 9.75% 12/15/17	3,420,000	3,787,650
		134,330,029
Communications – 8.26%
#Affinion Group 144A 7.875% 12/15/18	5,910,000	5,769,638
America Movil SAB de CV
*5.00% 3/30/20	22,811,000	23,772,072
6.125% 3/30/40	3,700,000	3,848,599
*American Tower 5.05% 9/1/20	12,775,000	12,626,478
#AT&T 144A 5.35% 9/1/40	24,975,000	22,899,827
*Cablevision Systems 8.00% 4/15/20	110,000	119,900
*CCO Holdings 8.125% 4/30/20	24,000	25,680
*#Charter Communications Operating 144A 10.875% 9/15/14	6,379,000	7,208,270
Cincinnati Bell 7.00% 2/15/15	1,818,000	1,849,815
Citizens Communications 6.25% 1/15/13	1,495,000	1,592,175
#Clearwire Communications 144A 12.00% 12/1/15	17,785,000	19,474,575
*#Columbus International 144A 11.50% 11/20/14	7,905,000	8,952,413
Comcast 5.875% 2/15/18	24,055,000	26,663,860
#COX Communications 144A 6.25% 6/1/18	8,926,000	9,975,323
*Cricket Communications 7.75% 10/15/20	5,555,000	5,374,463
Crown Castle International 9.00% 1/15/15	1,190,000	1,332,800
#Digicel 144A
8.25% 9/1/17	720,000	753,300
12.00% 4/1/14	6,310,000	7,390,588
#Digicel Group 144A
8.875% 1/15/15	2,865,000	2,968,856
10.50% 4/15/18	820,000	917,375
DirecTV Holdings
*4.60% 2/15/21	16,065,000	15,792,425
7.625% 5/15/16	20,674,000	22,973,321
DISH DBS 7.875% 9/1/19	3,702,000	3,938,003
Entravision Communications 8.75% 8/1/17	2,340,000	2,515,500
Global Crossing 12.00% 9/15/15	6,333,000	7,314,615
*GXS Worldwide 9.75% 6/15/15	9,512,000	9,535,780
*Hughes Network Systems/Finance 9.50% 4/15/14	4,676,000	4,851,350
Intelsat Bermuda 11.25% 2/4/17	118,000	133,045
Intelsat Bermuda PIK 11.50% 2/4/17	8,036	9,201
Intelsat Jackson Holdings 11.25% 6/15/16	2,939,000	3,174,120
*#Intelsat Jackson Holdings 144A 7.25% 10/15/20	3,558,000	3,655,845
Lamar Media
6.625% 8/15/15	1,627,000	1,669,709
*6.625% 8/15/15	2,922,000	3,006,008
Level 3 Financing
9.25% 11/1/14	1,319,000	1,342,083
10.00% 2/1/18	3,914,000	3,933,570
LIN Television 6.50% 5/15/13	965,000	971,031
MDC Partners 11.00% 11/1/16	87,000	96,135
*MetroPCS Wireless 6.625% 11/15/20	2,785,000	2,694,488
*#MTS International Funding 144A 8.625% 6/22/20	8,320,000	9,360,000
#NBC Universal Media 144A
4.375% 4/1/21	34,215,000	33,175,034
5.15% 4/30/20	8,965,000	9,260,549
#Nexstar Broadcasting 144A 8.875% 4/15/17	83,000	89,848

Nielsen Finance
*11.50% 5/1/16		2,400,000	2,811,000
11.625% 2/1/14		2,222,000	2,602,518
NII Capital 10.00% 8/15/16		5,994,000	6,743,250
PAETEC Holding
8.875% 6/30/17		3,071,000	3,316,680
*9.50% 7/15/15		4,934,000	5,193,035
Qwest 8.375% 5/1/16		39,767,000	47,819,817
Qwest Communications International 7.50% 2/15/14		3,000	3,053
#Rainbow National Services 144A 10.375% 9/1/14		1,318,000	1,370,720
Rogers Communications 6.68% 11/4/39	CAD	9,548,000	10,111,088
Shaw Communication 6.75% 11/9/39	CAD	4,881,000	4,805,210
#Sinclair Television Group 144A 9.25% 11/1/17	USD	3,311,000	3,666,933
*#Sirius XM Radio 144A
8.75% 4/1/15		4,500,000	4,938,750
9.75% 9/1/15		735,000	832,388
#Sitel 144A 11.50% 4/1/18		85,000	76,500
Sprint Capital 8.75% 3/15/32		7,610,000	7,961,963
Symantec 4.20% 9/15/20		20,055,000	18,731,731
#Telcordia Technologies 144A 11.00% 5/1/18		2,352,000	2,575,440
Telecom Italia Capital
5.25% 10/1/15		14,701,000	15,047,311
6.175% 6/18/14		5,160,000	5,504,043
Telefonica Emisiones 6.421% 6/20/16		34,090,000	37,648,790
Telesat Canada
11.00% 11/1/15		8,759,000	9,875,773
12.50% 11/1/17		1,685,000	2,047,275
Time Warner Cable
*5.875% 11/15/40		1,670,000	1,607,437
8.25% 4/1/19		15,011,000	18,650,537
#UPC Holding 144A 9.875% 4/15/18		2,204,000	2,451,950
Verizon Communications
6.35% 4/1/19		31,020,000	35,805,951
8.75% 11/1/18		2,000,000	2,599,954
Videotron Ltee
6.375% 12/15/15		552,000	568,560
*9.125% 4/15/18		1,125,000	1,264,219
*Virgin Media Finance 8.375% 10/15/19		3,394,000	3,775,825
Virgin Media Secured Finance 6.50% 1/15/18		19,520,000	20,788,800
#Vivendi 144A 6.625% 4/4/18		27,708,000	31,379,558
*West 11.00% 10/15/16		70,000	76,738
#Wind Acquisition Finance 144A 11.75% 7/15/17		6,474,000	7,412,730
Windstream
*7.875% 11/1/17		970,000	1,043,963
8.125% 8/1/13		1,918,000	2,119,390
#XM Satellite Radio 144A 13.00% 8/1/13		6,912,000	8,259,840
			634,496,387
Consumer Cyclical – 2.87%
*#Allison Transmission 144A 11.00% 11/1/15		6,711,000	7,382,100
*America Axle & Manufacturing 7.875% 3/1/17		4,315,000	4,519,963
ArvinMeritor
*8.125% 9/15/15		8,392,000	8,989,930
10.625% 3/15/18		50,000	57,250
*Beazer Homes USA 9.125% 6/15/18		2,000	2,040
*#Beazer Homes USA 144A 9.125% 5/15/19		2,520,000	2,564,100
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		10,326,000	10,919,744
*CKE Restaurants 11.375% 7/15/18		5,045,000	5,700,850
*Corrections Corp. of America 7.75% 6/1/17		5,930,000	6,508,175
w#CVS Pass Through Trust 144A 5.773% 1/10/33		1,510,000	1,528,911
Dave & Buster's 11.00% 6/1/18		6,000	6,705
#Delta Air Lines 144A 12.25% 3/15/15		79,000	89,863
*#Dunkin Finance 144A 9.625% 12/1/18		5,445,000	5,581,125
#Equinox Holdings 144A 9.50% 2/1/16		1,040,000	1,118,000
Family Dollar Stores 5.00% 2/1/21		10,410,000	10,309,065
*Ford Motor 7.45% 7/16/31		12,619,000	13,838,524
Ford Motor Credit
*8.00% 6/1/14		1,510,000	1,692,121
12.00% 5/15/15		8,317,000	10,554,381
*Goodyear Tire & Rubber 8.25% 8/15/20		1,595,000	1,678,738
#Hanesbrands 144A 6.375% 12/15/20		5,215,000	5,052,031
*Harrah's Operating 10.00% 12/15/18		8,522,000	7,776,325
K Hovnanian Enterprises
7.50% 5/15/16		3,791,000	2,881,160
*10.625% 10/15/16		3,000,000	3,195,000
#M/I Homes 144A 8.625% 11/15/18		4,095,000	4,171,781

Macy's Retail Holdings 5.90% 12/1/16	11,621,000	12,463,522
#Marina District Finance 144A 9.875% 8/15/18	3,724,000	3,807,790
MGM MIRAGE
7.50% 6/1/16	2,157,000	2,059,935
10.375% 5/15/14	24,000	27,300
*11.375% 3/1/18	6,452,000	7,242,370
*13.00% 11/15/13	2,568,000	3,081,600
*Mobile Mini 6.875% 5/1/15	2,249,000	2,338,960
Mohawk Industries 6.125% 1/15/16	2,349,000	2,542,793
*Mohegan Tribal Gaming Authority
6.875% 2/15/15	3,264,000	2,333,760
7.125% 8/15/14	161,000	115,920
NCL 11.75% 11/15/16	1,183,000	1,413,685
*New Albertsons 7.25% 5/1/13	1,110,000	1,098,900
Norcraft Finance 10.50% 12/15/15	3,305,000	3,544,613
Norcraft Holdings/Capital 9.75% 9/1/12	2,366,000	2,383,745
O'Reilly Automotive 4.875% 1/14/21	6,295,000	6,262,700
*OSI Restaurant Partners 10.00% 6/15/15	3,116,000	3,302,960
*Peninsula Gaming 10.75% 8/15/17	862,000	954,665
*Pinnacle Entertainment 8.75% 5/15/20	7,887,000	8,419,373
#Pokagon Gaming Authority 144A 10.375% 6/15/14	3,173,000	3,299,920
Quiksilver 6.875% 4/15/15	8,565,000	8,500,763
*Royal Caribbean Cruises
6.875% 12/1/13	54,000	58,388
7.00% 6/15/13	4,605,000	4,950,375
*Ryland Group 8.40% 5/15/17	4,143,000	4,578,015
#Sealy Mattress 144A 10.875% 4/15/16	1,174,000	1,339,828
#Sears Holdings 144A 6.625% 10/15/18	4,995,000	4,813,931
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	4,877,000	3,340,745
Standard Pacific 10.75% 9/15/16	4,519,000	5,309,825
*Wyndham Worldwide 5.75% 2/1/18	4,375,000	4,492,123
		220,196,386
Consumer Non-Cyclical – 7.67%
Alere 9.00% 5/15/16	5,244,000	5,552,085
*Amgen 3.45% 10/1/20	17,435,000	16,544,298
*Anheuser-Busch InBev Worldwide 5.00% 4/15/20	19,545,000	20,566,715
#Anheuser-Busch InBev Worldwide 144A 5.375% 11/15/14	23,689,000	26,300,853
*ARAMARK 8.50% 2/1/15	3,614,000	3,785,665
#Armored Autogroup 144A 9.25% 11/1/18	2,078,000	2,142,938
Bard (C.R.) 4.40% 1/15/21	7,500,000	7,606,433
Baxter International 4.50% 8/15/19	23,500,000	24,627,883
Biomet 11.625% 10/15/17	3,176,000	3,604,760
Biomet PIK 10.375% 10/15/17	2,823,000	3,175,875
Bio-Rad Laboratories
4.875% 12/15/20	17,620,000	17,223,550
8.00% 9/15/16	2,021,000	2,238,258
#Brambles USA 144A
3.95% 4/1/15	20,245,000	20,566,693
5.35% 4/1/20	7,310,000	7,385,907
*CareFusion 6.375% 8/1/19	36,330,000	41,135,913
Celgene
2.45% 10/15/15	6,400,000	6,250,726
3.95% 10/15/20	15,355,000	14,609,008
*#Cencosud 144A 5.50% 1/20/21	9,987,000	9,851,387
Cott Beverages 8.375% 11/15/17	106,000	115,143
Covidien International Finance 4.20% 6/15/20	36,010,000	36,160,953
*Dean Foods 7.00% 6/1/16	318,000	306,870
#Delhaize Group 144A 5.70% 10/1/40	17,267,000	16,200,504
Diversey Holdings 10.50% 5/15/20	130,000	151,775
#DJO Finance 144A 9.75% 10/15/17	1,700,000	1,789,250
#Dole Food 144A 8.00% 10/1/16	3,055,000	3,268,850
Genzyme
3.625% 6/15/15	29,660,000	30,714,115
5.00% 6/15/20	14,645,000	15,445,159
HCA
9.25% 11/15/16	3,687,000	3,986,569
9.875% 2/15/17	330,000	367,125
*#HCA Holdings 144A 7.75% 5/15/21	4,850,000	5,080,375
HCA PIK 9.625% 11/15/16	1,451,000	1,568,894
Hospira 6.40% 5/15/15	22,001,000	24,933,491
Ingles Markets 8.875% 5/15/17	3,484,000	3,754,010
International CCE 3.50% 9/15/20	19,480,000	18,284,415
*Jarden
6.125% 11/15/22	2,120,000	2,067,000
7.50% 1/15/20	2,285,000	2,393,538

Kellogg 4.00% 12/15/20	15,480,000	15,237,475
Life Technologies 6.00% 3/1/20	10,595,000	11,372,048
Medco Health Solutions
4.125% 9/15/20	17,675,000	17,195,053
7.125% 3/15/18	18,182,000	21,389,923
Merck 3.875% 1/15/21	13,830,000	13,673,666
#Multiplan 144A 9.875% 9/1/18	5,165,000	5,584,656
#Mylan 144A 6.00% 11/15/18	3,835,000	3,930,875
#Novasep Holding 144A 9.75% 12/15/16	8,626,000	6,685,150
#PHH 144A 9.25% 3/1/16	4,565,000	4,918,788
#Quintiles Transnational PIK 144A 9.50% 12/30/14	80,000	82,200
Radiation Therapy Services 9.875% 4/15/17	87,000	88,305
*#Radnet Management 144A 10.375% 4/1/18	2,411,000	2,374,835
#Reynolds Group Issuer 144A 9.00% 4/15/19	6,785,000	7,158,175
*RSC Equipment Rental 10.25% 11/15/19	3,841,000	4,282,715
*Safeway 3.95% 8/15/20	13,400,000	12,600,234
*#Scotts Miracle-Gro 144A 6.625% 12/15/20	2,280,000	2,308,500
#ServiceMaster PIK 144A 10.75% 7/15/15	4,504,000	4,864,320
Smithfield Foods 10.00% 7/15/14	2,030,000	2,397,938
*Supervalu 8.00% 5/1/16	2,824,000	2,767,520
Tops Markets 10.125% 10/15/15	2,159,000	2,277,745
Tyson Foods 10.50% 3/1/14	2,985,000	3,567,075
#Viskase 144A
9.875% 1/15/18	1,736,000	1,835,820
*9.875% 1/15/18	4,489,000	4,747,118
#Woolworths 144A 4.00% 9/22/20	9,375,000	9,136,566
*Yale University 2.90% 10/15/14	4,905,000	5,100,798
Yankee Acquisition
8.50% 2/15/15	815,000	855,750
9.75% 2/15/17	5,031,000	5,307,705
Zimmer Holdings 4.625% 11/30/19	17,036,000	17,558,068
		589,056,004
Electric – 4.16%
*AES
7.75% 3/1/14	1,007,000	1,097,630
8.00% 6/1/20	2,417,000	2,646,615
Ameren Illinois 9.75% 11/15/18	17,440,000	22,457,278
#American Transmission Systems 144A 5.25% 1/15/22	20,485,000	20,903,570
#Calpine 144A 7.875% 7/31/20	4,180,000	4,399,450
CMS Energy
6.55% 7/17/17	8,780,000	9,508,450
8.75% 6/15/19	14,309,000	16,958,426
Commonwealth Edison
*4.00% 8/1/20	5,794,000	5,644,225
5.80% 3/15/18	3,696,000	4,146,860
Duquense Light Holdings 5.50% 8/15/15	3,168,000	3,259,923
Edison Mission Energy 7.00% 5/15/17	2,775,000	2,289,375
Elwood Energy 8.159% 7/5/26	3,423,974	3,419,694
#Enel Finance International 144A
3.875% 10/7/14	1,925,000	1,977,089
6.25% 9/15/17	20,190,000	22,034,598
Energy Future Intermediate Holding 10.00% 12/1/20	4,490,000	4,784,566
*Exelon Generation 4.00% 10/1/20	20,825,000	19,372,248
Florida Power 5.65% 6/15/18	4,575,000	5,143,865
#GenOn Escrow 144A 9.875% 10/15/20	2,995,000	3,152,238
Jersey Central Power & Light
5.625% 5/1/16	3,240,000	3,570,344
7.35% 2/1/19	2,145,000	2,527,226
#LG&E & KU Energy 144A 3.75% 11/15/20	13,955,000	13,244,788
Midamerican Funding 6.75% 3/1/11	358,000	359,795
*Mirant Americas Generation 8.50% 10/1/21	5,138,000	5,446,280
NiSource Finance
6.40% 3/15/18	5,345,000	6,038,631
6.80% 1/15/19	7,343,000	8,431,879
NRG Energy 7.375% 2/1/16	1,831,000	1,899,663
#NRG Energy 144A 7.625% 1/15/18	925,000	937,719
*Oncor Electric Delivery 7.00% 9/1/22	6,370,000	7,568,981
#Oncor Electric Delivery 144A
5.00% 9/30/17	11,075,000	11,829,651
5.25% 9/30/40	3,135,000	2,959,622
PacifiCorp 5.50% 1/15/19	9,810,000	11,012,804
*Pennsylvania Electric 5.20% 4/1/20	18,708,000	19,249,204
PPL Electric Utilities 7.125% 11/30/13	3,820,000	4,412,627
Public Service Co. of Oklahoma 5.15% 12/1/19	16,240,000	17,115,986
•Puget Sound Energy 6.974% 6/1/67	4,999,000	4,926,814

*Southern California Edison 5.50% 8/15/18		14,525,000	16,377,548
#Tampa Electric 144A 5.40% 5/15/21		26,400,000	28,551,625
			319,657,287
Energy – 8.32%
#American Petroleum Tankers 144A 10.25% 5/1/15		170,000	177,863
*Anadarko Petroleum 5.95% 9/15/16		13,875,000	15,236,526
Antero Resources Finance 9.375% 12/1/17		2,306,000	2,438,595
Aquilex Holdings 11.125% 12/15/16		131,000	135,913
*Berry Petroleum 10.25% 6/1/14		4,066,000	4,706,395
*Buckeye Partners 4.875% 2/1/21		14,940,000	14,939,089
CenterPoint Energy 5.95% 2/1/17		11,365,000	12,421,911
#CenterPoint Energy Resources 144A 4.50% 1/15/21		7,750,000	7,728,292
*Chaparral Energy 8.50% 12/1/15		2,345,000	2,444,663
Chesapeake Energy
7.25% 12/15/18		1,750,000	1,872,500
*9.50% 2/15/15		3,521,000	4,137,175
#CNOOC Finance 2011 144A 4.25% 1/26/21		22,548,000	22,214,335
*Complete Production Services 8.00% 12/15/16		5,716,000	6,044,670
*Copano Energy 7.75% 6/1/18		3,390,000	3,525,600
*Crosstex Energy 8.875% 2/15/18		73,000	79,388
Dynegy Holdings
7.75% 6/1/19		5,080,000	3,670,300
*8.375% 5/1/16		550,000	437,250
Ecopetrol 7.625% 7/23/19		10,070,000	11,706,375
*•Enbridge Energy Partners 8.05% 10/1/37		7,555,000	8,011,654
Energy Transfer Partners 9.70% 3/15/19		36,699,000	48,169,638
*#ENI 144A
4.15% 10/1/20		30,375,000	29,374,447
5.70% 10/1/40		8,950,000	8,496,199
Enterprise Products Operating
6.30% 9/15/17		13,175,000	15,009,592
•7.034% 1/15/68		18,255,000	19,056,924
•8.375% 8/1/66		1,492,000	1,613,138
9.75% 1/31/14		3,711,000	4,510,041
*Forest Oil 7.25% 6/15/19		3,837,000	4,000,073
Headwaters 11.375% 11/1/14		6,189,000	6,931,680
#Helix Energy Solutions Group 144A 9.50% 1/15/16		9,178,000	9,613,955
*#Hercules Offshore 144A 10.50% 10/15/17		5,430,000	4,805,550
#Hilcorp Energy I 144A
*7.625% 4/15/21		2,410,000	2,566,650
7.75% 11/1/15		2,360,000	2,460,300
*8.00% 2/15/20		87,000	94,830
Holly 9.875% 6/15/17		4,147,000	4,592,803
International Coal Group 9.125% 4/1/18		4,222,000	4,623,090
#IPIC GMTN 144A 5.00% 11/15/20		11,262,000	11,022,559
*Key Energy Services 8.375% 12/1/14		7,753,000	8,295,710
Kinder Morgan Energy Partners
*6.00% 2/1/17		7,220,000	8,045,304
9.00% 2/1/19		18,032,000	22,975,707
#Linn Energy 144A 8.625% 4/15/20		2,549,000	2,803,900
#Midcontinent Express Pipeline 144A 5.45% 9/15/14		10,510,000	11,284,062
#Murray Energy 144A 10.25% 10/15/15		4,548,000	4,843,620
*#New World Resources 144A 7.875% 5/1/18	EUR	2,613,000	3,854,852
Nexen 7.50% 7/30/39	USD	5,152,000	5,569,080
*#NFR Energy/Finance 144A 9.75% 2/15/17		3,560,000	3,577,800
*Noble Energy 8.25% 3/1/19		18,454,000	23,448,206
Noble Holding International
3.05% 3/1/16		3,155,000	3,167,620
3.45% 8/1/15		3,200,000	3,288,630
ONEOK Partners 6.125% 2/1/41		9,290,000	9,258,330
OPTI Canada
*7.875% 12/15/14		3,834,000	2,309,985
8.25% 12/15/14		3,536,000	2,139,280
*#OPTI Canada 144A 9.00% 12/15/12		3,025,000	2,972,063
Pemex Project Funding Master Trust 6.625% 6/15/35		6,850,000	6,891,764
Petrobras International Finance
5.375% 1/27/21		4,500,000	4,548,353
5.75% 1/20/20		6,290,000	6,525,724
5.875% 3/1/18		1,180,000	1,264,125
Petrohawk Energy 7.875% 6/1/15		5,017,000	5,343,105
#Petrohawk Energy 144A 7.25% 8/15/18		1,390,000	1,435,175
Petroleum Development 12.00% 2/15/18		3,267,000	3,699,878
*#Petronas Global Sukuk 144A 4.25% 8/12/14		3,730,000	3,931,491
Pioneer Drilling 9.875% 3/15/18		42,000	45,623
*Plains All American Pipeline 8.75% 5/1/19		12,748,000	16,027,678

Pride International 6.875% 8/15/20		27,765,000	30,472,087
Quicksilver Resources 7.125% 4/1/16		3,060,000	2,952,900
Range Resources 8.00% 5/15/19		2,865,000	3,165,825
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		1,146,477	1,235,100
*SandRidge Energy 8.75% 1/15/20		5,000	5,350
*#SandRidge Energy 144A 9.875% 5/15/16		7,609,000	8,369,900
#Semco Energy 144A 5.15% 4/21/20		20,570,000	21,169,142
Sempra Energy 6.15% 6/15/18		10,812,000	12,315,225
TransCanada Pipelines
*6.10% 6/1/40		2,515,000	2,657,296
•6.35% 5/15/67		17,865,000	17,945,339
Transocean 6.50% 11/15/20		7,570,000	8,234,661
Weatherford International
5.125% 9/15/20		9,775,000	9,878,058
*9.625% 3/1/19		29,096,000	37,981,161
#Woodside Finance 144A
4.50% 11/10/14		11,445,000	12,127,580
*8.125% 3/1/14		4,115,000	4,764,643
			639,691,295
Finance Companies – 2.85%
*Capital One Capital V 10.25% 8/15/39		10,072,000	10,953,300
#CDP Financial 144A
4.40% 11/25/19		18,030,000	18,285,683
5.60% 11/25/39		3,130,000	3,183,823
#Crown Castle Towers 144A 4.883% 8/15/20		54,240,000	53,130,575
#ERAC USA Finance 144A 5.25% 10/1/20		30,240,000	31,283,794
*FTI Consulting 7.75% 10/1/16		1,035,000	1,091,925
#FTI Consulting 144A 6.75% 10/1/20		3,645,000	3,645,000
General Electric Capital
•2.57% 2/2/11	NOK	22,500,000	3,895,294
6.00% 8/7/19	USD	46,836,000	52,094,980
•General Electric Capital Australia Funding
5.238% 11/15/11	AUD	1,900,000	1,880,129
5.262% 8/17/12	AUD	8,700,000	8,518,810
•#ILFC E-Capital Trust I 144A 5.96% 12/21/65	USD	6,865,000	5,562,298
•*#ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,537,000	2,080,340
International Lease Finance 8.25% 12/15/20		3,395,000	3,704,794
*Nuveen Investments 10.50% 11/15/15		8,625,000	8,926,875
#Nuveen Investments 144A 10.50% 11/15/15		3,425,000	3,544,875
#Pinafore 144A 9.00% 10/1/18		6,449,000	7,150,329
			218,932,824
Industrials – 0.07%
Sally Holdings 10.50% 11/15/16		4,718,000	5,236,980
			5,236,980
Insurance – 1.34%
American International Group
5.45% 5/18/17		4,550,000	4,727,391
•8.175% 5/15/58		1,576,000	1,769,060
•Chubb 6.375% 3/29/67		13,273,000	14,135,745
•Genworth Financial 6.15% 11/15/66		5,981,000	4,710,038
#Health Care Services 144A 4.70% 1/15/21		7,435,000	7,520,153
•#Liberty Mutual Group 144A 7.00% 3/15/37		3,575,000	3,394,109
MetLife
*4.75% 2/8/21		2,275,000	2,323,919
6.40% 12/15/36		35,000	33,208
*6.817% 8/15/18		12,050,000	14,078,955
#MetLife Capital Trust X 144A 9.25% 4/8/38		11,710,000	14,110,550
Prudential Financial
3.875% 1/14/15		12,245,000	12,771,743
4.50% 11/15/20		6,950,000	6,867,087
=‡w@#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		1,900,000	0
•*∏XL Capital 6.50% 12/31/49		4,869,000	4,449,292
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		10,255,000	10,357,550
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32		2,190,000	2,149,314
			103,398,114
Natural Gas – 0.23%
AmeriGas Partners
*6.50% 5/20/21		3,075,000	3,132,656
7.125% 5/20/16		1,252,000	1,311,470
El Paso
*6.875% 6/15/14		1,617,000	1,766,340
7.00% 6/15/17		4,715,000	5,105,873
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		1,076,000	1,104,782
Inergy Finance
8.25% 3/1/16		1,265,000	1,328,250
*8.75% 3/1/15		1,732,000	1,879,220
#Inergy Finance 144A 6.875% 8/1/21		2,350,000	2,373,500
			18,002,091

Real Estate – 0.88%
Developers Diversified Realty
5.375% 10/15/12	9,149,000	9,440,899
7.50% 4/1/17	5,330,000	6,017,202
7.875% 9/1/20	225,000	260,549
9.625% 3/15/16	3,656,000	4,402,515
Digital Realty Trust 5.875% 2/1/20	6,235,000	6,463,837
*Felcor Lodging 10.00% 10/1/14	49,000	55,738
Host Hotels & Resorts 6.375% 3/15/15	4,535,000	4,648,375
#Host Hotels & Resorts 144A 6.00% 11/1/20	1,000,000	995,000
Liberty Property 4.75% 10/1/20	5,810,000	5,816,298
#Qatari Diar Finance 144A 5.00% 7/21/20	7,392,000	7,380,823
Regency Centers
*4.80% 4/15/21	9,255,000	8,997,433
5.875% 6/15/17	2,168,000	2,368,841
•*#USB Realty 144A 6.091% 12/29/49	10,215,000	7,916,625
*Ventas Realty 6.50% 6/1/16	2,574,000	2,681,596
		67,445,731
Technology – 0.63%
*Amkor Technology 7.375% 5/1/18	2,365,000	2,480,294
#Aspect Software 144A 10.625% 5/15/17	39,000	40,853
Fidelity National Information Services 7.875% 7/15/20	1,350,000	1,468,125
*First Data 9.875% 9/24/15	1,869,000	1,873,673
MagnaChip Semiconductor 10.50% 4/15/18	64,000	69,920
National Semiconductor 6.60% 6/15/17	24,882,000	27,447,010
#Seagate Technology International 144A 10.00% 5/1/14	9,535,000	11,179,787
SunGard Data Systems 10.25% 8/15/15	70,000	73,938
#Unisys 144A 12.75% 10/15/14	3,347,000	4,033,134
		48,666,734
Transportation – 0.80%
#Ashtead Capital 144A 9.00% 8/15/16	3,721,000	3,972,168
#Ashtead Holdings 144A 8.625% 8/1/15	375,000	393,281
Burlington Northern Santa Fe
*3.60% 9/1/20	2,685,000	2,559,994
*4.70% 10/1/19	22,809,000	23,958,391
5.65% 5/1/17	2,095,000	2,340,691
5.75% 3/15/18	885,000	999,500
5.75% 5/1/40	1,500,000	1,530,950
*Canadian Pacific Railway 4.45% 3/15/23	18,875,000	18,467,564
*General Maritime 12.00% 11/15/17	230,000	219,075
Kansas City Southern de Mexico 8.00% 2/1/18	1,448,000	1,583,750
Kansas City Southern Railway 13.00% 12/15/13	5,000	6,000
Northwest Airlines 10.00% 2/1/11	425,000	1,434
#United Air Lines 144A 12.00% 11/1/13	5,272,000	5,851,920
		61,884,718
Total Corporate Bonds (cost $3,785,112,958)		3,905,206,772

Municipal Bonds – 0.10%
Oregon State Taxable Pension 5.892% 6/1/27	305,000	330,437
•§Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Series A 5.00% 8/1/39-11	7,155,000	7,321,855
Total Municipal Bonds (cost $7,460,000)		7,652,292

Non-Agency Asset-Backed Securities – 2.85%
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	5,565,000	5,596,004
•Ally Master Owner Trust Series 2011-1 A1 1.131% 1/15/16	10,500,000	10,500,000
•American Express Credit Account Master Trust Series 2010-1 B 0.861% 11/16/15	5,650,000	5,643,751
•American Express Issuance Trust Series 2005-2 A 0.331% 8/15/13	2,475,000	2,471,207
Ameriquest Mortgage Securities Series 2003-8 AF4 5.82% 10/25/33	65,676	68,315
•BOA Credit Card Trust Series 2008-A5 A5 1.461% 12/16/13	34,505,000	34,659,801
Capital Auto Receivables Asset Trust
Series 2008-1 A3A 3.86% 8/15/12	804,255	810,516
•#Series 2008-CPA A1 144A 1.111% 1/15/13	1,103,259	1,106,930
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.291% 3/17/14	2,730,000	2,728,579
•Series 2007-A1 A1 0.311% 11/15/19	1,500,000	1,457,994
•Series 2007-A4 A4 0.291% 3/16/15	400,000	398,660
Series 2007-A7 A7 5.75% 7/15/20	11,950,000	13,649,925
Series 2009-A2 A2 3.20% 4/15/14	7,955,000	8,032,920
•Chase Issuance Trust Series 2009-A2 A2 1.811% 4/15/14	260,000	264,031
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16	6,675,988	6,735,097
Series 2010-VT1A A3 2.41% 5/15/13	5,330,000	5,364,132

Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.911% 7/15/13	7,646,000	7,626,805
Series 2006- A4 A4 5.45% 5/10/13	2,000,000	2,027,800
•Series 2006-C1 C1 0.661% 2/20/15	15,000,000	14,692,656
Series 2007-A3 A3 6.15% 6/15/39	7,638,000	8,902,267
•Series 2007-A7 A7 0.611% 8/20/14	2,000,000	2,004,218
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	6,400,000	6,333,747
Series 2006-3 A5 5.948% 11/25/36	5,800,000	4,836,962
Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	253,832	228,904
CNH Equipment Trust
•Series 2007-A A4 0.301% 9/17/12	1,943	1,942
Series 2007-C A4A 5.42% 3/17/14	927,138	944,457
Series 2008-A A4A 4.93% 8/15/14	1,804,260	1,847,581
Series 2009-C A3 1.85% 12/16/13	3,889,508	3,917,240
•#CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.061% 12/15/15	11,750,000	11,749,998
@Contimortgage Home Equity Trust Series 1996-4 A8 7.22% 1/15/28	9,020	7,537
Countrywide Asset-Backed Certificates
•Series 2005-7 AF3 4.454% 10/25/35	36,233	36,253
@Series 2006-13 1AF3 5.944% 1/25/37	29,425	16,929
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	8,680,000	9,905,422
•Series 2007-A2 A2 0.642% 6/15/15	6,245,000	6,252,521
#Ford Credit Auto Lease Trust Series 2009-A A3 144A 3.71% 1/15/14	4,067,354	4,104,928
Ford Credit Auto Owner Trust
•Series 2008-A A3B 1.061% 4/15/12	26,724	26,754
Series 2010-B B 2.54% 2/15/16	5,355,000	5,376,174
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.811% 9/15/14	5,580,000	5,657,743
Harley-Davidson Motorcycle Trust
Series 2006-2 A2 5.35% 3/15/13	97,089	97,853
Series 2008-1 A4 4.90% 12/15/13	4,990,000	5,156,369
Series 2009-4 A3 1.87% 2/15/14	3,040,000	3,062,910
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.611% 10/15/14	7,035,000	7,070,666
•Merrill Auto Trust Securitization Series 2007-1 A4 0.321% 12/15/13	1,419,748	1,418,279
Mid-State Trust Series 11 A1 4.864% 7/15/38	312,235	312,037
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.411% 1/15/15	4,775,000	4,826,700
•Residential Asset Securities Series 2006-KS3 AI3 0.43% 4/25/36	92,477	84,184
=#Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	0
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	554,762	558,297
Total Non-Agency Asset-Backed Securities (cost $215,326,407)		218,573,995

Non-Agency Collateralized Mortgage Obligations – 1.10%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	1,497,151	1,422,685
•ARM Trust Series 2005-10 3A11 5.291% 1/25/36	3,376,511	2,975,391
BOA Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	837,208	788,406
Series 2005-1 2A1 5.50% 2/25/20	668,034	645,894
Series 2005-3 2A1 5.50% 4/25/20	530,318	508,408
Series 2005-5 2CB1 6.00% 6/25/35	1,907,769	1,480,365
Series 2005-6 7A1 5.50% 7/25/20	1,949,078	1,928,207
Series 2005-9 5A1 5.50% 10/25/20	2,185,987	2,115,933
BOA Funding
Series 2006-5 2A10 5.75% 9/25/36	4,800,000	4,244,650
•@Series 2006-H 1A2 2.873% 9/20/46	6,812	769
•BOA Mortgage Securities
Series 2003-D 1A2 2.84% 5/25/33	1,041	769
Series 2003-E 2A2 2.886% 6/25/33	196,953	188,361
Series 2004-D 1A1 2.792% 5/25/34	4,846	4,432
Series 2005-I 2A2 3.23% 10/25/35	34,717	15,276
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	475,700	491,534
•Series 2005-A1 3A1 5.303% 12/25/35	1,416,635	1,310,016
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	6,119,000	5,084,571
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	1,085,000	1,009,481
Series 2006-4 3A1 5.50% 8/25/21	1,422,584	1,455,694
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.076% 8/25/34	2,226,515	2,300,745
Series 2007-AR8 1A3A 5.729% 8/25/37	4,981,872	3,883,798
Countrywide Alternative Loan Trust
Series 2005-57CB 4A3 5.50% 12/25/35	714,139	631,350
Series 2005-85CB 2A2 5.50% 2/25/36	51,577	45,750
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.918% 5/25/33	73,454	64,465
•Series 2004-HYB2 2A 2.836% 7/20/34	281,000	210,256
•Series 2004-HYB5 3A1 3.134% 4/20/35	229,529	161,577
Series 2006-1 A2 6.00% 3/25/36	1,591,984	1,426,365
Series 2006-17 A5 6.00% 12/25/36	94,242	90,511
•Series 2006-HYB1 3A1 3.092% 3/20/36	2,520,333	1,563,042

Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		82,841	82,961
Deutsche Alternative Loan Trust A Securities Series 2003-4XS A6A 4.82% 10/25/33		151,309	153,038
First Horizon Asset Securities
Series 2004-5 2A1 6.25% 8/25/17		87,252	90,598
•Series 2007-AR2 1A1 5.74% 8/25/37		3,452,928	2,620,755
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		100,981	102,344
•Series 1999-3 A 8.00% 8/19/29		136,805	137,385
Series 2005-RP1 1A3 8.00% 1/25/35		1,516,084	1,515,711
Series 2005-RP1 1A4 8.50% 1/25/35		627,976	615,122
•GSR Mortgage Loan Trust
Series 2004-9 4A1 2.916% 8/25/34		206,460	191,140
Series 2006-AR1 3A1 5.138% 1/25/36		1,273,952	1,143,102
@Series 2007-AR1 1A2 2.965% 3/25/37		321,240	32,596
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.70% 12/25/34		865,049	744,440
Series 2005-A2 5A1 4.30% 4/25/35		274,247	277,250
Series 2005-A8 1A1 5.407% 11/25/35		1,056,991	1,000,722
Series 2005-A8 2A1 2.993% 11/25/35		2,355,141	2,284,875
Series 2006-A2 3A3 5.675% 4/25/36		2,435,000	2,182,892
Series 2007-A1 7A4 5.289% 7/25/35		243,916	114,949
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		766,901	743,970
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33		41,048	39,561
Series 2004-10 2A2 3.392% 10/25/34		89,254	43,475
Series 2005-6 7A1 5.374% 6/25/35		1,921,160	1,666,598
Series 2005-7 2A2 2.558% 9/25/35		39,497	4,337
Series 2006-2 4A1 4.968% 2/25/36		479,774	451,729
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		626,596	636,297
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		719,922	712,012
•Morgan Stanley Mortgage Loan Trust Series 2004-6AR 2A3 2.934% 8/25/34		67,185	36,072
•Residential Accredit Loans Series 2004-QA6 NB1 2.515% 12/26/34		9,505	6,123
•Structured ARM Loan Trust Series 2006-5 5A4 5.435% 6/25/36		1,093,380	157,703
•Structured Asset Securities Series 2002-22H 1A 6.942% 11/25/32		66,433	66,494
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		507,003	340,154
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		1,217,194	1,269,958
Series 2004-CB3 1A 6.00% 10/25/34		649,127	666,958
•Series 2006-AR14 2A1 5.623% 11/25/36		8,452,988	6,997,789
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		1,565,959	1,534,721
•Series 2005-AR16 2A1 2.79% 10/25/35		31,868	30,141
Series 2006-2 3A1 5.75% 3/25/36		5,966,127	5,864,625
Series 2006-3 A11 5.50% 3/25/36		3,601,000	3,552,282
Series 2006-4 1A8 5.75% 4/25/36		573,790	576,358
Series 2006-7 2A1 6.00% 6/25/36		644,483	597,836
•Series 2006-AR5 2A1 5.435% 4/25/36		3,413,685	2,845,409
•Series 2006-AR19 A1 5.477% 12/25/36		3,431,827	3,235,232
Series 2007-8 2A6 6.00% 7/25/37		345,000	302,623
Series 2007-13 A7 6.00% 9/25/37		2,827,425	2,743,075
Series 2007-14 1A1 6.00% 10/25/37		360,645	353,408
Total Non-Agency Collateralized Mortgage Obligations (cost $83,902,521)			84,813,521

Regional Bonds – 1.83%Δ
Australia – 1.05%
New South Wales Treasury
2.75% 11/20/25	AUD	10,398,000	10,602,625
6.00% 5/1/20	AUD	65,642,000	65,103,967
Queensland Treasury 6.00% 6/14/21	AUD	5,486,000	5,503,834
			81,210,426
Canada – 0.78%
Province of Ontario Canada
4.40% 6/2/19	CAD	35,904,000	37,397,953
4.40% 4/14/20	USD	21,390,000	22,284,466
			59,682,419
Total Regional Bonds (cost $132,231,180)			140,892,845

«Senior Secured Loans – 6.12%
Advantage Sales & Marketing 5.25% 11/29/17		4,765,000	4,802,429
Affinion Group Tranche B 5.00% 10/7/16		3,886,562	3,915,303
AIG
Tranche 1 6.75% 3/17/15		1,647,115	1,664,361
Tranche 2 7.00% 3/17/16		1,207,885	1,229,403
Alliance HealthCare Services 5.50% 6/1/16		4,871,234	4,935,194

Allied Security Holdings 7.75% 2/23/15	2,760,656	2,795,164
Anchor Glass 6.00% 2/3/16	4,849,052	4,891,481
Armored Autogroup Tranche B 6.00% 11/5/16	3,950,000	3,979,625
Armstrong World Industries Tranche B 5.00% 5/23/17	3,620,000	3,678,825
Aspect Software Tranche B 6.25% 5/7/16	2,188,463	2,210,347
ATI Holdings 7.00% 3/12/16	3,164,458	3,200,058
Autotrader.com Tranche B 4.75% 11/16/16	1,925,000	1,951,469
AZ Chem US 6.75% 11/19/16	4,149,255	4,231,867
BNY ConvergEx Group
5.25% 11/29/16	4,530,000	4,580,396
8.75% 11/29/17	4,540,000	4,660,310
Bresnan Broadband Holdings 4.50% 12/6/17	8,335,000	8,429,352
Brickman Group Holdings Tranche B 7.25% 10/14/16	3,385,000	3,469,625
Burger King Holdings Tranche B 6.25% 10/19/16	3,570,000	3,603,023
Butler Animal Health Supply Tranche B 5.50% 12/31/15	2,567,337	2,593,011
BWAY Holding Tranche B 5.50% 6/16/17	2,710,950	2,739,184
Calpine 7.00% 7/1/17	9,237,156	9,352,621
Cengage Learning Acquisitions
2.25% 7/3/14	3,725,374	3,671,468
7.50% 7/7/14	4,737,109	4,795,589
Charter Communications Operating Tranche B 8.50% 3/6/14	4,617,275	4,745,220
Chester Downs & Marina 12.375% 12/31/16	6,323,231	6,487,888
Citadel Broadcasting Tranche B 4.25% 11/29/16	3,682,800	3,740,344
CityCenter Holdings 7.50% 1/10/15	6,590,000	6,719,032
Clear Channel Communication Tranche B 3.911% 1/29/16	7,940,000	7,156,918
CommScope 5.00% 1/3/18	1,090,000	1,109,658
Community Health Systems
3.50% 1/25/17	8,993,673	9,073,402
Tranche B 2.544 7/25/14	3,931,671	3,928,231
Tranche DD 2.544% 7/25/14	202,323	202,146
Darling International Tranche B 5.00% 11/9/16	4,505,000	4,561,313
DaVita Tranche B 4.50% 10/20/16	9,650,000	9,801,795
Del Monte Foods 8.75% 11/28/11	4,780,000	4,780,000
Delta Air Lines 8.75% 9/16/13	7,030,063	7,085,706
DineEquity Tranche B 6.00% 10/7/17	5,220,558	5,319,513
Dunkin Brands Tranche B 5.75% 11/19/17	4,455,000	4,532,027
Fifth Third Processing
8.50% 11/3/17	1,475,000	1,519,250
Tranche B 5.50% 11/3/16	3,965,000	4,029,431
First Data Tranche B2 3.011% 9/24/14	7,895,000	7,482,368
Ford Motor Tranche B 3.05% 12/15/13	18,162,152	18,219,816
GenOn Energy Tranche B 6.00% 6/20/17	2,728,163	2,776,383
Getty Images 5.25% 11/4/16	2,538,638	2,578,837
Goodman Global Tranche B 5.75% 10/28/16	3,346,613	3,383,425
Graham Packaging
Tranche C 6.75% 4/5/14	9,263,893	9,438,332
Tranche D 6.00% 9/23/16	2,688,263	2,742,458
Gray Television Tranche B 3.77% 12/31/14	8,988,142	8,922,349
Grifols Tranche B 6.00% 6/4/16	9,010,000	9,157,268
Harrahs Operating Tranche B1 3.00% 1/28/15	8,720,000	8,111,431
HCA Tranche B2 6.75% 3/31/17	10,660,000	10,806,575
HGI Holdings 6.75% 7/27/17	6,410,933	6,535,144
Houghton International Tranche B 6.75% 1/11/16	4,380,000	4,462,125
ICL Industrial Containers Tranche C 5.56% 6/16/17	254,151	256,798
infoGROUP Tranche B 6.25% 3/30/16	3,591,950	3,638,358
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18	10,890,000	11,054,875
InVentiv Health 6.50% 8/4/16	3,015,798	3,068,574
Johnsondiversey Tranche B 5.50% 11/24/15	3,876,605	3,929,928
Knology Tranche B 5.50% 10/15/16	5,730,000	5,815,979
Level 3 Financing Tranche B 11.50% 3/13/14	3,423,143	3,705,552
Live Nation Entertainment Tranche B 4.50% 11/6/16	4,401,738	4,442,079
Mediacom Illinois 5.50% 3/31/17	4,743,119	4,776,321
MedAssets Tranche B 5.25% 11/15/16	2,800,000	2,838,500
MGM MIRAGE Tranche B 7.00% 2/21/14	5,452,797	5,364,898
Multiplan Tranche B 6.50% 8/26/17	8,949,314	9,076,081
NBTY Tranche B 6.25% 10/1/17	5,790,000	5,881,656
Novelis Tranche B 5.25% 11/29/16	3,980,000	4,057,729
Nuveen Investment
2nd Lien Tranche 12.50% 7/9/15	2,245,535	2,435,283
Tranche B 3.302% 11/13/14	4,528,803	4,440,741
Tranche Extended 5.50% 5/13/17	3,346,197	3,380,345
Phillips-Van Heusen Tranche B 4.75% 5/6/16	1,086,351	1,090,202
Pierre Foods 7.00% 9/29/16	3,830,400	3,883,872
Pinafore Tranche B 6.25% 9/21/16	2,022,574	2,056,958
Pinnacle Foods Finance Tranche D 6.00% 4/2/14	1,710,692	1,732,794

PQ 6.77% 7/30/15		12,756,000	12,558,282
Prime Healthcare Services Tranche B 7.25% 4/28/15		7,562,850	7,430,500
Radnet Management Tranche B 5.751% 4/2/16		4,224,418	4,239,203
Remy International Tranche B 6.25% 12/16/16		3,485,000	3,545,988
Reynolds & Reynolds 5.25% 4/21/17		3,588,253	3,628,621
Reynolds Group Holdings Tranche D 6.50% 5/5/16		4,940,000	4,951,980
Rockwood Specialties Group Tranche H 6.00% 5/15/14		4,333,850	4,353,352
Roundy's Supermarkets 10.00% 4/16/16		1,870,000	1,905,941
Sinclair Television Group Tranche B 5.50% 10/29/15		5,582,727	5,713,000
Smurfit-Stone Container Enterprises 6.75% 6/30/16		4,368,050	4,401,728
SunGard Data Systems Tranche B 3.625% 2/28/16		1,310,092	1,321,227
Syniverse Holdings 5.00% 10/28/17		2,300,000	2,337,858
Texas Competitive Electric Holdings Tranche B 3.764% 10/10/14		19,764,201	16,310,407
Toys R Us Tranche B 6.00% 9/1/16		5,860,313	5,945,756
TransDigm Group Tranche B 5.00% 12/26/16		4,030,000	4,101,895
UCI International Tranche B 5.50% 7/4/17		1,330,000	1,353,900
Universal Health Services Tranche B 5.50% 11/15/16		2,025,000	2,063,090
Univision Communications 4.505% 3/29/17		12,244,340	12,051,124
US Telepacific 9.25% 8/17/15		7,726,613	7,852,170
Visant 7.00% 12/22/16		6,239,363	6,341,532
Total Senior Secured Loans (cost $456,426,047)			470,123,567

Sovereign Bonds – 9.93%Δ
Australia – 1.54%
Australia Government Bond
4.50% 4/15/20	AUD	79,607,000	73,703,783
6.00% 2/15/17	AUD	32,660,000	33,656,738
Australian Inflation-Linked Bond 3.00% 9/20/25	AUD	10,398,000	11,116,928
			118,477,449
Belgium – 0.13%
Belgium Government Bond 4.25% 9/28/21	EUR	7,304,400	9,973,317
			9,973,317
Brazil – 0.66%
Brazil Government International Bond
7.125% 1/20/37	USD	12,580,000	15,033,100
8.875% 10/14/19		12,580,000	16,699,950
10.25% 1/10/28	BRL	19,438,000	11,686,114
*12.50% 1/5/22	BRL	10,640,000	7,449,595
			50,868,759
Canada – 0.19%
Canadian Government Bond 3.75% 6/1/19	CAD	14,339,000	14,904,141
			14,904,141
Chile – 0.23%
Chile Government International Bond 5.50% 8/5/20	CLP	8,462,000,000	17,775,927
			17,775,927
Colombia – 0.27%
Colombia Government International Bond
7.75% 4/14/21	COP	23,186,000,000	13,135,795
10.375% 1/28/33	USD	5,060,000	7,665,900
			20,801,695
Croatia – 0.10%
Croatia Government International Bond 6.625% 7/14/20		2,913,000	3,020,781
#Croatia Government International Bond 144A 6.75% 11/5/19		4,285,000	4,472,344
			7,493,125
France – 0.15%
France Government Bond 3.75% 4/25/17	EUR	8,008,000	11,454,119
			11,454,119
Germany – 0.29%
*Bundesrepublik Deutschland 2.25% 9/4/20	EUR	17,516,000	22,298,301
			22,298,301
Indonesia – 0.37%
Indonesia Treasury Bond
10.50% 8/15/30	IDR	40,590,000,000	4,651,521
11.00% 11/15/20	IDR	187,251,000,000	23,696,605
			28,348,126
Italy – 0.12%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	7,029,000	9,414,997
			9,414,997
Mexico – 0.60%
Mexican Bonos
7.75% 12/14/17	MXN	296,171,000	25,793,161
8.50% 12/13/18	MXN	159,594,700	14,438,035
Mexico Government International Bond 5.95% 3/19/19	USD	5,400,000	6,075,000
			46,306,196

Norway – 2.28%
Norway Government Bond
3.75% 5/25/21	NOK	53,444,000	9,208,760
4.25% 5/19/17	NOK	170,270,000	30,815,563
4.50% 5/22/19	NOK	383,330,000	70,526,030
5.00% 5/15/15	NOK	345,193,000	64,235,885
			174,786,238
Panama – 0.28%
Panama Government International Bond
6.70% 1/26/36	USD	4,581,000	5,142,173
7.125% 1/29/26		5,600,000	6,678,000
7.25% 3/15/15		5,900,000	6,932,500
8.875% 9/30/27		2,110,000	2,869,600
			21,622,273
Peru – 0.26%
Peruvian Government International Bond 7.125% 3/30/19		16,609,000	19,922,496
			19,922,496
Philippines – 0.54%
Philippine Government International Bond
4.95% 1/15/21	PHP	625,000,000	14,252,273
6.25% 1/14/36	PHP	224,000,000	4,620,700
6.375% 10/23/34	USD	7,100,000	7,490,500
*6.50% 1/20/20		7,100,000	8,058,500
9.375% 1/18/17		5,401,000	7,021,300
			41,443,273
Poland – 0.39%
Poland Government Bond
5.00% 10/24/13	PLN	10,060,000	3,490,227
5.50% 4/25/15	PLN	25,400,000	8,798,969
5.50% 10/25/19	PLN	13,933,000	4,585,896
Poland Government International Bond 6.375% 7/15/19	USD	11,800,000	13,214,372
			30,089,464
Republic of Korea – 0.34%
@Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	10,641,779,724	10,327,480
#Korea Expressway 144A 4.50% 3/23/15	USD	11,355,000	11,821,895
Republic of Korea 4.25% 12/7/21	EUR	2,996,000	3,825,295
			25,974,670
South Africa – 0.09%
#Eskom Holdings 144A 5.75% 1/26/21	USD	6,665,000	6,531,700
			6,531,700
Sweden – 0.16%
Sweden Government Bond 5.00% 12/1/20	SEK	71,500,000	12,597,534
			12,597,534
Turkey – 0.36%
Turkey Government Bond 4.00% 4/29/15	TRY	22,078,784	14,682,494
Turkey Government International Bond 5.625% 3/30/21	USD	12,650,000	12,808,125
			27,490,619
United Kingdom – 0.39%
United Kingdom Gilt
4.50% 3/7/19	GBP	6,906,000	11,861,135
4.75% 3/7/20	GBP	10,194,200	17,714,262
			29,575,397
Uruguay – 0.19%
*Uruguay Government International Bond 8.00% 11/18/22	USD	11,651,000	14,505,495
			14,505,495
Total Sovereign Bonds (cost $760,352,496)			762,655,311

Supranational Banks – 0.72%
European Investment Bank 9.00% 12/21/18	ZAR	115,000,000	16,203,951
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	54,020,000	9,302,556
3.625% 6/22/20	NOK	54,680,000	9,213,488
5.375% 12/15/14	NZD	14,870,000	11,796,340
6.00% 2/15/17	AUD	7,700,000	7,697,256
7.50% 7/30/14	NZD	1,011,000	854,971
Total Supranational Banks (cost $50,402,853)			55,068,562

U.S. Treasury Obligations – 3.09%
∞U.S. Treasury Bond 3.875% 8/15/40	USD	57,330,000	50,871,432
U.S. Treasury Notes
2.00% 1/31/16		70,355,000	70,514,424
2.25% 11/30/17		8,770,000	8,541,848
*2.625% 11/15/20		114,747,000	107,593,214
2.75% 5/31/17		80,000	81,162
Total U.S. Treasury Obligations (cost $240,108,239)			237,602,080

		Shares
Common Stock – 0.00%
=†Calpine		1,195,000	0
=†Century Communications		7,875,000	0
†Delta Air Lines		154	1,797
†Genon Energy		2,075	8,591
Masco		30	400
=∏†PT Holdings		1,970	20
*†United Continental Holdings		10	254
†USgen		255,000	0
Total Common Stock (cost $1,505,195)			11,062

Convertible Preferred Stock – 0.11%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		55,900	3,658,096
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		19,900	1,136,788
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		400	395,600
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		3,540	3,598,410
Total Convertible Preferred Stock (cost $8,505,679)			8,788,894

Preferred Stock – 0.43%
Alabama Power 5.625%		303,360	7,417,152
#Ally Financial 144A 7.00%		12,200	11,724,200
•*PNC Financial Services Group 8.25%		12,972,000	13,941,852
=PT Holdings		394	0
Total Preferred Stock (cost $31,574,744)			33,083,204

Warrant – 0.00%
=PT Holdings		394	4
Total Warrant (cost $9,456)			4

		Principal
		Amount°
≠Discount Note – 8.45%
Federal Home Loan Bank 0.10% 2/1/11	USD	649,603,808	649,603,808
Total Discount Note (cost $649,603,808)			649,603,808

Total Value of Securities Before Securities Lending Collateral – 107.89%
(cost $8,081,843,741)			8,290,499,636

		Number of
		Shares
Securities Lending Collateral** – 5.04%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		3,920,044	3,769,122
Delaware Investments Collateral Fund No. 1		383,277,072	383,277,072
†@Mellon GSL Reinvestment Trust II		7,211,337	0
Total Securities Lending Collateral (cost $394,408,453)			387,046,194

Total Value of Securities – 112.93%
(cost $8,476,252,194)			8,677,545,830	©
Obligation to Return Securities Lending Collateral** – (5.13%)			(394,408,453)
Liabilities Net of Receivables and Other Assets (See Notes)*** – (7.80%)			(599,462,563	)z
Net Assets Applicable to 834,511,452 Shares Outstanding – 100.00%			$7,683,674,814

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW - South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $1,196,789,349, which represented 15.58% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $23,201,769 which represented 0.30% of the Fund’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $262,763, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2011.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2011, the aggregate amount of the restricted securities was $4,449,312 or 0.06% of the Fund's net assets. See Note 5 in "Notes."
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
∞Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
**See Note 4 in “Notes.”
©Includes $426,268,813 of securities loaned.
***Includes $2,460,000 restricted cash collateral for swap contracts
zOf this amount, $953,356,643 represents payable for securities purchased and $215,011,241 represents receivable for securities sold as of January 31, 2011.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BOA – Bank of America
CDS – Credit Default Swap
CITI – Citigroup Global Markets
FDIC – Federal Deposit Insurance Corporation
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
NIM – Net Interest Margin
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

					Unrealized Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	(Depreciation)
BAML	AUD	15,764,438	(15,631,560)	3/4/2011	18,415
BAML	EUR	(13,499,077)	18,486,378	3/4/2011	11,323
BAML	GBP	9,718,720	(15,578,622)	2/2/2011	(10,911)
BAML	MXN	65,011,075	(5,340,278)	3/4/2011	3,948
BAML	NOK	(419,723,733)	72,529,979	3/4/2011	(24,938)
BCLY	EUR	(12,253,727)	16,744,473	3/4/2011	(26,177)
BCLY	GBP	(14,985,628)	23,992,440	3/4/2011	(6,875)
CITI	JPY	1,053,567,228	(12,846,266)	3/4/2011	(6,380)
GSC	NOK	(223,460,645)	38,629,600	3/4/2011	1,409
HSBC	AUD	(1,619,006)	1,608,644	3/4/2011	1,394
HSBC	CAD	22,538,987	(22,527,273)	3/4/2011	(34,621)
HSBC	EUR	(16,059,039)	22,039,907	3/4/2011	61,245
HSBC	NOK	(89,900,250)	15,531,588	3/4/2011	(8,884)
JPMC	CLP	6,103,987,500	(12,592,032)	3/4/2011	65,802
JPMC	EUR	(32,546,878)	44,651,062	3/4/2011	106,876
JPMC	MYR	115,765,826	(37,817,139)	2/7/2011	(20,410)
JPMC	MYR	115,765,826	(37,859,807)	3/4/2011	(123,080)
MNB	NZD	(37,912)	29,249	2/1/2011	10
MNB	PHP	205,966,071	(4,666,729)	2/1/2011	(14,538)
MSC	CHF	11,868,823	(12,650,363)	3/4/2011	(73,087)
MSC	EUR	(10,187,523)	13,971,780	3/4/2011	28,971
MSC	KRW	1,671,560,000	(1,486,293)	2/4/2011	5,964
MSC	KRW	1,671,560,000	(1,491,133)	3/4/2011	(1,508)
MSC	MXN	41,624,033	(3,419,935)	3/4/2011	1,762
MSC	MYR	(46,808,042)	15,275,280	2/4/2011	(10,111)
MSC	MYR	(46,808,042)	15,278,771	3/4/2011	20,534
					(33,867)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
136	Euro-Bund	$22,755,144	$23,040,932	3/8/11	$285,788
(838)	U.S. Treasury 5 yr Note	(98,796,756)	(99,230,984)	3/31/11	(434,228)
(2,994)	U.S. Treasury 10 yr Notes	(363,975,965)	(361,665,844)	3/22/11	2,310,121
(689)	U.S. Treasury Long Bonds	(86,853,593)	(83,110,625)	3/22/11	3,742,968
		$(526,871,170)			$5,904,649

Swap Contracts
CDS Contracts

					Unrealized
		Notional	Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$32,561,000	1.00%	12/20/15	$(1,234,883)
	ITRAXX Europe Subordinate Financials
BCLY	14.1 5 yr CDS	49,595,000	1.00%	12/20/15	3,157,306
BCLY	14.1 5 yr CDS	19,540,000	1.00%	1/20/15	229,700
	Kingdom of Spain
BCLY	5 yr CDS	23,880,000	1.00%	3/20/15	(111,581)
BCLY	5 yr CDS	11,960,000	1.00%	3/21/16	(425,883)
	United States of America
BCLY	5 yr CDS	15,590,000	0.25%	3/20/16	64,244
BCLY	5 yr CDS	11,696,000	0.25%	3/20/16	(8,433)
CITI	Sara Lee 5 yr CDS	13,400,000	1.00%	3/20/16	(452,553)
	ITRAXX Europe Subordinate Financials
JPMC	14.1 5 yr CDS	74,455,000	1.00%	12/20/15	4,785,394
JPMC	14.1 5 yr CDS	6,645,000	1.00%	12/20/15	99,717
	Penny (J.C.)
JPMC	5 yr CDS	5,625,000	1.00%	3/20/15	76,252
JPMC	5 yr CDS	5,625,000	1.00%	3/20/15	82,719
JPMC	Portuguese Republic 5 yr CDS	22,471,000	1.00%	6/20/15	(12,527)
JPMC	Viacom 5 yr CDS	17,185,000	1.00%	9/20/15	(252,412)
		$310,228,000			$5,997,060
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$4,970,000	5.00%	9/20/14	$385,988
JPMC	Comcast 5 yr CDS / Baa	17,185,000	1.00%	9/20/15	305,234
JPMC	MetLife 5 yr CDS / A	8,535,000	1.00%	12/20/14	378,775
JPMC	Tyson Foods CDS / Ba	11,300,000	1.00%	3/20/16	(49,757)
	Total	$41,990,000			$1,020,240
					$7,017,300

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,476,667,295
Aggregate unrealized appreciation	$301,275,537
Aggregate unrealized depreciation	(100,397,002)
Net unrealized appreciation	$200,878,535

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Asset- &
Mortgage-Backed Securities	$-	$1,829,618,668	$22,249,998	$1,851,868,666
Corporate Debt	-	4,547,019,063	5,042,739	4,552,061,802
Common Stock	11,042	-	20	11,062
Foreign Debt	-	958,616,718	-	958,616,718
Municipal Bonds	-	7,652,292	-	7,652,292
U.S. Treasury Obligations	-	237,602,080	-	237,602,080
Discount Note	-	649,603,808	-	649,603,808
Securities Lending Collateral	-	387,046,194	-	387,046,194
Other	-	33,083,204	4	33,083,208
Total	$11,042	$8,650,242,027	$27,292,761	$8,677,545,830

Foreign Currency Exchange Contracts	$-	$(33,867)	$-	$(33,867)
Futures Contracts	$5,904,649	$-	$-	$5,904,649
Swap Contracts	$-	$7,017,300	$-	$7,017,300

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- and
	Mortgage-			Securities
	Backed	Corporate	Common	Lending
	Securities	Debt	Stock	Collateral	Other	Total
Balance as of 10/31/10	$8,766,263	$7,922,768	$20	$392,697	$4	$17,081,752
Purchases	22,250,000	4,780,000	-	-	-	27,030,000
Sales	-	(7,606,473)	-	(384,355)	-	(7,990,828)
Net realized gain	-	441,174	-	-	-	441,174
Transfer out of Level 3	(8,821,930)	-	-	-	-	(8,821,930)
Net change in unrealized
appreciation/depreciation	55,665	(494,730)	-	(8,342)	-	(447,407)
Balance as of 1/31/11	$22,249,998	$5,042,739	$20	$-	$4	$27,292,761

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/11	$(2)	$(155,911)	$-	$(372,826)	$-	$(528,739)

During the period ended January 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $8,821,930 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended January 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3 Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorable. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at January 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No index swap contracts were outstanding at January 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2011, the net unrealized appreciation of credit default swaps was $7,017,300. The Fund has posted $2,460,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $268,238,000 less the value of the contracts' related reference obligations. The Fund received $17,619,000 in securities collateral and $740,000 in cash collateral of for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at January 31, 2011, the notional value of the protection sold was $41,990,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2011, the net unrealized appreciation of the protection sold was $1,020,240.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of January 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$49,731	Liabilities net of receivables and other assets	$(83,598)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	5,904,649	Liabilities net of receivables and other assets	-

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	8,318,747	Liabilities net of receivables and other assets	(1,301,447)
Total		$14,273,127		$(1,385,045)

The effect of derivative instruments on the statements of operations for the period ended January 31, 2011 was a follows:

			Change in
			Unrealized
			Appreciation
			or
		Realized Gain or	Depreciation
	Location of Gain or	Loss on Derivatives	on Derivatives
	Loss on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(9,592,658)	$157,277

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	11,792,009	(4,137,770)

Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	5,504,987	2,593,583

Total		$7,704,338	$(1,386,910)

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of the securities on loan was $426,268,813, for which the Fund received collateral, comprised of non-cash collateral valued at $47,087,252, and cash collateral of $394,408,453. At January 31, 2011, the value of invested collateral was $387,046,194. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% its net assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Ratings Group and Baa3 by Moody’s Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

January 31, 2011

	Number of
	Shares	Value
Common Stock – 99.01%²
Consumer Discretionary – 17.57%
†Apollo Group Class A	526,300	$21,720,401
*†Ctrip.com International ADR	227,800	9,376,248
Lowe's	720,500	17,868,400
NIKE Class B	216,300	17,840,424
†priceline.com	67,500	28,925,100
Staples	858,400	19,150,904
		114,881,477
Consumer Staples – 5.21%
Procter & Gamble	231,500	14,614,595
Walgreen	482,100	19,496,124
		34,110,719
Energy – 4.89%
EOG Resources	300,400	31,959,556
		31,959,556
Financial Services – 17.51%
Bank of New York Mellon	616,300	19,247,049
CME Group	64,900	20,025,544
†IntercontinentalExchange	172,000	20,724,280
MasterCard Class A	109,800	25,968,798
Visa Class A	408,400	28,526,740
		114,492,411
Healthcare – 14.05%
Allergan	394,300	27,841,523
†Medco Health Solutions	503,500	30,723,570
Novo-Nordisk ADR	176,700	19,990,071
*Perrigo	182,981	13,310,038
		91,865,202
Materials & Processing – 3.08%
Syngenta ADR	311,700	20,145,171
		20,145,171
Producer Durables – 2.78%
*Expeditors International of Washington	358,300	18,155,061
		18,155,061
Technology – 33.92%
†Adobe Systems	639,800	21,145,390
†Apple	118,700	40,277,284
†Crown Castle International	621,500	26,208,655
†Google Class A	44,900	26,956,164
†Intuit	524,800	24,628,864
*†Polycom	355,900	15,606,215
QUALCOMM	646,600	35,000,458
†Teradata	357,700	15,377,523
*VeriSign	495,000	16,656,750
		221,857,303
Total Common Stock (cost $495,140,525)		647,466,900

	Principal
	Amount
≠Discount Note – 1.23%
Federal Home Loan Bank 0.10% 2/1/11	$8,070,022	8,070,022
Total Discount Note (cost $8,070,022)		8,070,022

Total Value of Securities Before Securities Lending Collateral – 100.24%
(cost $503,210,547)		655,536,922

	Number of
	Shares
Securities Lending Collateral** – 4.23%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	569,554	547,626
Delaware Investments Collateral Fund No.1	27,103,791	27,103,791
@†Mellon GSL Reinvestment Trust II	976,789	0
Total Securities Lending Collateral (cost $28,650,134)		27,651,417

Total Value of Securities – 104.47%
(cost $531,860,681)		683,188,339 ©
Obligation to Return Securities Lending Collateral** – (4.38%)		(28,650,134)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(593,711)
Net Assets Applicable to 43,300,327 Shares Outstanding – 100.00%		$653,944,494

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
@Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $28,100,756 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$541,138,870
Aggregate unrealized appreciation	$155,166,619
Aggregate unrealized depreciation	(13,117,150)
Net unrealized appreciation	$142,049,469

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $194,654,568 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $7,918,822 expires in 2011, $19,213,751 expires in 2014, $10,733,056 expires in 2016 and $156,788,939 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$647,466,900	$-	$-	$647,466,900
Discount Note	-	8,070,022	-	8,070,022
Securities Lending Collateral	-	27,651,417	-	27,651,417
Total	$647,466,900	$35,721,439	$-	$683,188,339

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$53,192
Sales	(52,062)
Net change in unrealized
appreciation/depreciation	(1,130)
Balance as of 1/31/11	$-
Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/11	$(50,500)

During the period ended January 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $28,100,756, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2011, the value of invested collateral was $27,651,417. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: